UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03455

North Carolina Capital Management Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Term Portfolio

Government Portfolio

Annual Report

June 30, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
The North Carolina Capital Management Trust: Term Portfolio
Investment Summary
Schedule of Investments
Financial Statements
The North Carolina Capital Management Trust: Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2020	Past 1 year	Past 5 years	Past 10 years
Term Portfolio	1.57%	1.30%	0.73%

 Prior to November 1, 2010, the fund operated under certain different investment policies and, prior to August 1, 2011, compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Term Portfolio on June 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index performed over the same period.

Period Ending Values
$10,750	Term Portfolio
$10,745	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending June 30, 2020, led by demand for U.S. Treasuries, due to market volatility and a decline in business activity caused by efforts to contain the spread of the coronavirus. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.74% for the year. Early in the period, longer-term market yields declined, held back by the U.S. Federal Reserve’s decision to begin a series of rate cuts for the first time since 2008. Yields steadied through the end of 2019 and into early January, then plunged in February, amid robust investor demand for most fixed-income assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened to hamper global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Market intervention by the Fed boosted liquidity and led to a broad rally for fixed-income assets from April through June, prompting some non-U.S. investors to return to U.S. markets. Within the Bloomberg Barclays index, Treasuries rose 10.45% for the period, topping the 9.50% advance of corporate bonds. Conversely, agency mortgage-backed securities (+5.67%) and asset-backed securities (+4.68%) each lagged. Outside the index, U.S. corporate high-yield bonds gained 0.03%, while Treasury Inflation-Protected Securities (TIPS) rose 8.28%.

Comments from Co-Portfolio Managers Maura Walsh and Andre Messier:  For the fiscal year ending June 30, 2020, the fund gained 1.57%, slightly trailing, net of fees, the 1.87% advance of the benchmark Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index. Yields for short-term investments fell modestly through late February 2020, helping the fund roughly keep pace with the benchmark. Then, coronavirus-related concerns in March led to falling yields, wider spreads and growing risk aversion among investors, causing the fund to underperform for the month. In the second quarter, yields on U.S. taxable short-duration corporate bonds fell and their spreads narrowed notably, aided by government intervention, and the fund again outperformed. In managing the portfolio, we sought to provide a yield slightly higher than that of the North Carolina Management Trust: Government Portfolio while minimizing net asset value volatility. Versus the benchmark, the fund's allocation to the bonds of financial institutions, representing about 86% of fund assets, on average, added value. Elsewhere, a small allocation to the bonds of industrial companies and a modest position among government-related agencies contributed slightly to the fund's relative return. The portfolio held negligible U.S. Treasury investments for the period, as we believed that commercial paper offered us opportunities to outperform our U.S. Treasury-based benchmark. Yield-curve positioning detracted notably versus the benchmark for the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2019, Kevin Gaffney came off the fund and Andre Messier assumed co-management responsibilities, joining Maura Walsh.

The North Carolina Capital Management Trust: Term Portfolio

Investment Summary (Unaudited)

Asset Allocation (% of fund's net assets)

As of June 30, 2020
U.S. Government Agency Obligations	28.0%
Commercial Paper	74.4%
Other Short-Term Investments and Net Other Assets (Liabilities)*	(2.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

The North Carolina Capital Management Trust: Term Portfolio

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 28.0%
	Principal Amount	Value
U.S. Treasury Obligations - 28.0%
U.S. Treasury Bills, yield at date of purchase 0%:
7/14/20	$64,800,000	$64,797,514
7/21/20	85,000,000	84,994,569
7/28/20	45,000,000	44,995,528
7/30/20	40,000,000	39,995,892
8/18/20	39,100,000	39,092,962
8/20/20	44,000,000	43,992,361
8/25/20	40,000,000	39,991,750
8/27/20	85,000,000	84,982,168
9/1/20	31,300,000	31,292,885
9/3/20	85,000,000	84,979,033
9/8/20	56,000,000	55,986,046
9/10/20	19,000,000	18,995,035
9/15/20	85,000,000	84,975,775
9/17/20	26,600,000	26,591,931
9/24/20	40,000,000	39,987,722
10/1/20	85,000,000	84,968,502
10/8/20	50,000,000	49,979,719
10/13/20	40,000,000	39,981,511
10/15/20	40,000,000	39,982,039
10/20/20	40,000,000	39,982,117
10/27/20	40,000,000	39,981,644
11/3/20	45,000,000	44,972,656
11/10/20	50,000,000	49,967,917
11/24/20	15,274,000	15,265,018
		1,190,732,294
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,190,699,644)		1,190,732,294

Commercial Paper - 74.4%
Atlantic Asset Securitization Corp.:
0.26% 9/16/20 (Liquidity Facility Credit Agricole CIB)	50,000,000	49,984,400
0.27% 10/7/20 (Liquidity Facility Credit Agricole CIB)	49,150,000	49,123,105
0.27% 10/9/20 (Liquidity Facility Credit Agricole CIB)	41,000,000	40,976,072
0.28% 10/21/20 (Liquidity Facility Credit Agricole CIB)	50,000,000	49,959,195
Bank of Montreal yankee 1.0443% 9/14/20	40,000,000	39,983,448
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.250% 0.4348% 8/13/20 (a)(b)	14,000,000	14,003,984
1 month U.S. LIBOR + 0.280% 0.4648% 7/15/20 (a)(b)	40,000,000	40,005,112
1 month U.S. LIBOR + 0.280% 0.47% 7/21/20 (a)(b)	40,000,000	40,007,140
3 month U.S. LIBOR + 0.020% 0.4535% 11/13/20 (a)(b)	15,000,000	15,001,098
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.15% 7/2/20 (c)	26,902,000	26,901,796
0.29% 9/1/20 (c)	50,000,000	49,977,865
0.3% 9/4/20 (c)	7,000,000	6,996,715
0.3% 9/14/20 (c)	50,000,000	49,971,920
0.6% 8/3/20 (c)	45,000,000	44,991,374
1.3% 7/15/20 (c)	20,000,000	19,998,916
Bayerische Landesbank yankee 0.29% 8/3/20	50,000,000	49,992,395
BNP Paribas Fortis yankee 0.26% 9/24/20	65,000,000	64,962,268
BNP Paribas New York Branch yankee 0.25% 9/11/20	75,000,000	74,971,710
BPCE SA yankee 0.26% 9/24/20	17,000,000	16,991,675
Caisse d'Amort de la Dette Sociale yankee:
0.3% 8/6/20 (c)	7,000,000	6,999,539
0.3% 8/6/20 (c)	65,000,000	64,995,723
0.3% 8/7/20 (c)	34,000,000	33,997,630
0.3% 11/27/20 (c)	50,000,000	49,947,915
Canadian Imperial Bank of Commerce:
1 month U.S. LIBOR + 0.280% 0.4648% 7/15/20 (a)(b)	15,000,000	15,001,917
1 month U.S. LIBOR + 0.280% 0.47% 7/20/20 (a)(b)	17,000,000	17,002,899
3 month U.S. LIBOR + 0.090% 0.4076% 9/8/20 (a)(b)	30,000,000	30,007,926
yankee:
0.85% 9/10/20	22,000,000	21,992,080
0.85% 9/14/20	25,000,000	24,990,500
Citigroup Global Markets, Inc.:
0.86% 8/3/20	13,000,000	12,998,465
0.86% 8/5/20	15,000,000	14,998,080
1.25% 7/22/20	50,000,000	49,996,670
Credit Suisse AG yankee:
0.24% 7/2/20	33,000,000	32,999,819
0.35% 7/30/20	30,000,000	29,994,750
1.3% 7/7/20	40,000,000	39,999,068
Federation des caisses Desjardin yankee:
0.15% 7/2/20	3,718,000	3,717,981
0.2% 7/8/20	25,245,000	25,244,490
0.21% 8/11/20	50,000,000	49,992,065
0.3% 12/21/20	3,000,000	2,995,302
0.3% 12/22/20	1,000,000	998,420
0.3% 12/23/20	1,000,000	998,406
0.3% 12/23/20	3,000,000	2,995,219
1.585% 8/28/20	2,000,000	1,999,512
Gotham Funding Corp. yankee:
0.3% 8/7/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	5,000,000	4,998,887
1.25% 7/6/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	53,000,000	52,998,940
1.25% 7/7/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	52,000,000	51,998,788
HSBC Bank PLC 3 month U.S. LIBOR + 0.070% 1.4224% 7/8/20 (a)(b)	50,000,000	50,001,330
Landesbank Hessen-Thuringen yankee 0.21% 8/4/20	50,000,000	49,994,165
Liberty Street Funding LLC:
0.25% 7/7/20 (Liquidity Facility Bank of Nova Scotia)	13,000,000	12,999,697
1.25% 7/7/20 (Liquidity Facility Bank of Nova Scotia)	26,000,000	25,999,394
1.25% 7/8/20 (Liquidity Facility Bank of Nova Scotia)	6,000,000	5,999,834
1.25% 7/8/20 (Liquidity Facility Bank of Nova Scotia)	26,000,000	25,999,282
1.3% 7/8/20 (Liquidity Facility Bank of Nova Scotia)	26,000,000	25,999,282
Lloyds Bank PLC yankee 0.2% 7/15/20	55,250,000	55,247,005
Manhattan Asset Funding Co. LLC:
0.3% 8/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	56,000,000	55,989,422
0.3% 8/24/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	33,000,000	32,993,294
0.3% 10/6/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	45,809,000	45,778,322
1.25% 7/1/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	9,000,000	8,999,970
1.26% 7/13/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	24,000,000	23,999,419
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.295% 9/3/20	50,000,000	49,981,220
0.3% 8/25/20	50,000,000	49,985,145
0.32% 10/23/20	40,000,000	39,958,472
Mizuho Corporate Bank Ltd.:
0.275% 9/28/20	100,000,000	99,934,998
1.445% 7/1/20	50,000,000	49,999,875
Natexis Banques Populaires New York Branch yankee:
0.67% 7/24/20	50,000,000	49,996,500
0.85% 7/21/20	50,000,000	49,997,025
National Bank of Canada:
1 month U.S. LIBOR + 0.080% 0.2581% 8/3/20 (a)(b)	31,000,000	31,001,950
3 month U.S. LIBOR + 0.030% 1.3824% 7/8/20 (a)(b)	50,000,000	50,001,000
Nordea Bank ABP 0.255% 9/14/20	50,000,000	49,985,540
OMERS Finance Trust:
0.55% 7/6/20 (c)	25,000,000	24,999,625
0.72% 7/22/20 (c)	25,000,000	24,998,290
Ontario Teachers' Finance Trust yankee 1.84% 7/14/20 (c)	35,000,000	34,998,789
Royal Bank of Canada:
3 month U.S. LIBOR + 0.080% 0.4395% 8/25/20 (a)(b)	17,000,000	17,003,312
3 month U.S. LIBOR + 0.080% 0.4395% 8/26/20 (a)(b)	3,000,000	3,000,595
3 month U.S. LIBOR + 0.080% 0.4493% 8/27/20 (a)(b)	16,000,000	16,003,232
3 month U.S. LIBOR + 0.090% 0.4205% 9/4/20 (a)(b)	40,000,000	40,009,944
yankee 1% 9/14/20	32,650,000	32,642,762
0.91% 8/31/20	15,000,000	14,995,583
0.91% 9/4/20	28,000,000	27,992,196
Sheffield Receivables Corp. yankee:
0.3% 9/16/20 (Liquidity Facility Barclays Bank PLC)	3,000,000	2,998,258
0.3% 10/21/20 (Liquidity Facility Barclays Bank PLC)	50,000,000	49,955,585
Skandinaviska Enskilda Banken AB yankee 0.2% 7/22/20	16,666,000	16,665,022
Sumitomo Mitsui Banking Corp. yankee 0.29% 10/8/20	35,000,000	34,973,460
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.32% 9/22/20	25,000,000	24,985,650
0.35% 9/1/20	30,000,000	29,989,659
0.35% 10/19/20	50,000,000	49,946,370
Sumitomo Trust & Banking Co. Ltd. yankee:
0.55% 7/22/20	27,000,000	26,998,086
0.55% 8/7/20	19,000,000	18,997,072
0.68% 7/22/20	3,000,000	2,999,787
0.75% 7/21/20	60,000,000	59,996,010
Svenska Handelsbanken AB yankee 0.915% 9/4/20	29,000,000	28,992,663
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.280% 0.4701% 7/23/20 (a)(b)	39,000,000	39,006,482
3 month U.S. LIBOR + 0.020% 0.4676% 11/10/20 (a)(b)	16,000,000	16,001,144
3 month U.S. LIBOR + 0.090% 0.4495% 8/26/20 (a)(b)	45,000,000	45,009,617
3 month U.S. LIBOR + 0.090% 0.4824% 8/17/20 (a)(b)	40,000,000	40,007,148
3 month U.S. LIBOR + 0.100% 0.5209% 9/16/20 (a)(b)	30,000,000	30,009,492
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.050% 1.5005% 7/2/20 (a)(b)	5,000,000	5,000,000
UBS AG London Branch:
1 month U.S. LIBOR + 0.340% 0.5153% 8/6/20 (a)(b)	40,000,000	40,007,464
3 month U.S. LIBOR + 0.070% 0.376% 12/29/20 (a)(b)	32,000,000	31,999,997
TOTAL COMMERCIAL PAPER
(Cost $3,160,887,704)		3,161,686,614
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $4,351,587,348)		4,352,418,908
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(100,334,042)
NET ASSETS - 100%		$4,252,084,866

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $439,776,097 or 10.3% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,190,732,294	$--	$1,190,732,294	$--
Commercial Paper	3,161,686,614	--	3,161,686,614	--
Total Investments in Securities:	$4,352,418,908	$--	$4,352,418,908	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	63.1%
Canada	18.6%
Singapore	5.8%
United Kingdom	4.1%
France	4.1%
Germany	1.2%
Finland	1.2%
Sweden	1.1%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,351,587,348)		$4,352,418,908
Cash		983
Receivable for fund shares sold		2,150,000
Interest receivable		506,537
Total assets		4,355,076,428
Liabilities
Payable for investments purchased	$39,984,833
Payable for fund shares redeemed	62,262,551
Distributions payable	18,352
Accrued management fee	725,826
Total liabilities		102,991,562
Net Assets		$4,252,084,866
Net Assets consist of:
Paid in capital		$4,251,353,039
Total accumulated earnings (loss)		731,827
Net Assets		$4,252,084,866
Net Asset Value, offering price and redemption price per share ($4,252,084,866 ÷ 439,185,663 shares)		$9.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2020
Investment Income
Interest		$76,894,481
Expenses
Management fee	$10,199,165
Independent trustees' fees and expenses	71,038
Total expenses before reductions	10,270,203
Expense reductions	(797,731)
Total expenses after reductions		9,472,472
Net investment income (loss)		67,422,009
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,304
Total net realized gain (loss)		7,304
Change in net unrealized appreciation (depreciation) on investment securities		535,977
Net gain (loss)		543,281
Net increase (decrease) in net assets resulting from operations		$67,965,290

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2020	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,422,009	$91,082,673
Net realized gain (loss)	7,304	17,873
Change in net unrealized appreciation (depreciation)	535,977	(177,830)
Net increase (decrease) in net assets resulting from operations	67,965,290	90,922,716
Distributions to shareholders	(67,430,257)	(91,083,710)
Share transactions
Proceeds from sales of shares	3,717,295,794	3,257,381,326
Reinvestment of distributions	66,446,043	89,880,456
Cost of shares redeemed	(3,502,701,451)	(2,900,029,721)
Net increase (decrease) in net assets resulting from share transactions	281,040,386	447,232,061
Total increase (decrease) in net assets	281,575,419	447,071,067
Net Assets
Beginning of period	3,970,509,447	3,523,438,380
End of period	$4,252,084,866	$3,970,509,447
Other Information
Shares
Sold	384,009,421	336,506,335
Issued in reinvestment of distributions	6,863,922	9,285,171
Redeemed	(361,845,624)	(299,589,847)
Net increase (decrease)	29,027,719	46,201,659

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Term Portfolio

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.68	$9.68	$9.68	$9.68
Income from Investment Operations
Net investment income (loss)A	.150	.225	.144	.078	.030
Net realized and unrealized gain (loss)	.001	–B	(.002)	(.002)	–B
Total from investment operations	.151	.225	.142	.076	.030
Distributions from net investment income	(.151)	(.225)	(.142)	(.075)	(.030)
Distributions from net realized gain	–	–	–	(.001)	–
Total distributions	(.151)	(.225)	(.142)	(.076)	(.030)
Net asset value, end of period	$9.68	$9.68	$9.68	$9.68	$9.68
Total ReturnC	1.57%	2.35%	1.48%	.78%	.31%
Ratios to Average Net AssetsD
Expenses before reductions	.24%	.24%	.24%	.26%	.26%
Expenses net of fee waivers, if any	.22%	.22%	.21%	.22%	.22%
Expenses net of all reductions	.22%	.22%	.21%	.22%	.22%
Net investment income (loss)	1.55%	2.33%	1.49%	.81%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$4,252,085	$3,970,509	$3,523,438	$2,745,545	$1,430,057

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2020

Days	% of fund's investments 6/30/20
1 - 7	27.8
8 - 30	18.3
31 - 60	16.9
61 - 90	17.8
91 - 180	18.7
> 180	0.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2020
U.S. Treasury Debt	66.4%
U.S. Government Agency Debt	34.2%
Repurchase Agreements	1.6%
Net Other Assets (Liabilities)*	(2.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/20
Government Portfolio	0.07%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2020, the most recent period shown in the table, would have been (0.02)%.

The North Carolina Capital Management Trust: Government Portfolio

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

U.S. Treasury Debt - 66.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Notes
7/15/20	0.20 to 0.21%	$79,943,520	$79,828,194
U.S. Treasury Obligations - 65.5%
U.S. Treasury Bills
7/2/20 to 12/31/20	0.09 to 0.40	5,315,167,000	5,313,591,583
U.S. Treasury Notes
7/15/20 to 1/31/22	0.30 to 1.62 (b)	302,000,000	302,118,252
			5,615,709,835
TOTAL U.S. TREASURY DEBT
(Cost $5,695,538,029)			5,695,538,029

U.S. Government Agency Debt - 34.2%
Federal Agencies - 34.2%
Fannie Mae
7/30/20 to 6/24/22	0.12 to 0.52 (b)	432,900,000	432,819,683
Federal Farm Credit Bank
8/4/20 to 5/7/21	0.12 to 0.38 (b)	155,000,000	154,997,651
Federal Home Loan Bank
7/7/20 to 2/10/22	0.09 to 1.61 (b)(c)	2,040,700,000	2,040,592,250
Freddie Mac
7/3/20 to 2/19/21	0.09 to 0.34 (b)	304,350,000	304,337,869
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,932,747,453)			2,932,747,453

U.S. Treasury Repurchase Agreement - 1.6%
	Maturity Amount	Value
In a joint trading account at 0.08% dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations) #	$57,331,128	$57,331,000
With:
Credit Suisse AG, New York at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $7,140,068, 1.50% - 1.88%, 8/15/22 - 8/31/24)	7,000,016	7,000,000
Deutsche Bank Securities, Inc. at 0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $2,040,108, 8.13%, 5/15/21)	2,000,005	2,000,000
J.P. Morgan Securities, LLC at 0.1%, dated 6/26/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $56,100,799, 0.00% - 7.63%, 7/30/20 - 2/15/45)	55,000,917	55,000,000
TD Securities (U.S.A.) at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $16,320,137, 1.38% - 3.63%, 9/15/20 - 6/30/26)	16,000,036	16,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $137,331,000)		137,331,000
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $8,765,616,482)		8,765,616,482
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(184,673,297)
NET ASSETS - 100%		$8,580,943,185

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$57,331,000 due 7/01/20 at 0.08%
HSBC Securities (USA), Inc.	$56,865,000
J.P. Morgan Securities, Inc.	466,000
$57,331,000

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Government Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value (including repurchase agreements of $137,331,000) — See accompanying schedule: Unaffiliated issuers (cost $8,765,616,482)		$8,765,616,482
Cash		108,383
Receivable for investments sold		40,998,169
Receivable for fund shares sold		3,893,004
Interest receivable		2,230,551
Total assets		8,812,846,589
Liabilities
Payable for investments purchased
Regular delivery	$220,898,562
Delayed delivery	9,997,583
Distributions payable	61,833
Accrued management fee	945,426
Total liabilities		231,903,404
Net Assets		$8,580,943,185
Net Assets consist of:
Paid in capital		$8,581,045,622
Total accumulated earnings (loss)		(102,437)
Net Assets		$8,580,943,185
Net Asset Value, offering price and redemption price per share ($8,580,943,185 ÷ 8,578,406,910 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2020
Investment Income
Interest		$101,207,259
Expenses
Management fee	$16,281,672
Independent trustees' fees and expenses	114,597
Total expenses before reductions	16,396,269
Expense reductions	(4,199,847)
Total expenses after reductions		12,196,422
Net investment income (loss)		89,010,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,239
Total net realized gain (loss)		5,239
Net increase in net assets resulting from operations		$89,016,076

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2020	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,010,837	$122,008,236
Net realized gain (loss)	5,239	89,432
Net increase in net assets resulting from operations	89,016,076	122,097,668
Distributions to shareholders	(89,271,300)	(121,907,279)
Share transactions
Proceeds from sales of shares	18,346,681,787	15,937,608,157
Reinvestment of distributions	80,779,504	113,097,776
Cost of shares redeemed	(15,979,064,689)	(14,836,995,411)
Net increase (decrease) in net assets and shares resulting from share transactions	2,448,396,602	1,213,710,522
Total increase (decrease) in net assets	2,448,141,378	1,213,900,911
Net Assets
Beginning of period	6,132,801,807	4,918,900,896
End of period	$8,580,943,185	$6,132,801,807
Other Information
Shares
Sold	18,346,681,787	15,937,608,157
Issued in reinvestment of distributions	80,779,504	113,097,776
Redeemed	(15,979,064,689)	(14,836,995,411)
Net increase (decrease)	2,448,396,602	1,213,710,522

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.021	.012	.004	.002
Distributions from net investment income	(.013)	(.021)	(.012)	(.004)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	1.31%	2.13%	1.19%	.42%	.22%
Ratios to Average Net AssetsB
Expenses before reductions	.23%	.23%	.23%	.23%	.24%
Expenses net of fee waivers, if any	.17%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.17%	.18%	.18%	.18%	.18%
Net investment income (loss)	1.23%	2.14%	1.19%	.42%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$8,580,943	$6,132,802	$4,918,901	$4,690,506	$4,866,955

 A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2020

1. Organization.

Government Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Term Portfolio's investments to the Fair Value Committee (the Committee) established by the Term Portfolio's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Term Portfolio attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Term Portfolio's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Term Portfolio's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Government Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Government Portfolio. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Certain independent Trustees have elected to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Term Portfolio's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the Term Portfolio.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Government Portfolio	$8,765,616,482	$–	$–	$–
Term Portfolio	4,351,587,347	840,406	(8,845)	831,561

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Government Portfolio	$45,609	$65	$–
Term Portfolio	–	–	831,561

The tax character of distributions paid was as follows:

June 30, 2020
Ordinary Income
Government Portfolio	$89,271,300
Term Portfolio	67,430,257

June 30, 2019
Ordinary Income
Government Portfolio	$121,907,279
Term Portfolio	91,083,710

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the reporting period each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Government Portfolio	.22%
Term Portfolio	.23%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. The investment adviser pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, the investment adviser paid FDC $3,334,923 and $2,342,264 on behalf of Government and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Government Portfolio	$4,199,847
Term Portfolio	797,731

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The North Carolina Capital Management Trust and Shareholders of Term Portfolio and Government Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Term Portfolio and Government Portfolio (two of the funds constituting The North Carolina Capital Management Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2020, the related statements of operations for the year ended June 30, 2020, the statements of changes in net assets for each of the two years in the period ended June 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2020 and each of the financial highlights for each of the five years in the period ended June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 11, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 2 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-222-3232.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the Investment Company Act of 1940 (1940 Act); (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting; and (x) understanding of the economy of North Carolina and the financing needs of North Carolina counties and municipalities. The Board may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Board finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. The Board believes that each Trustee satisfied at the time he was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments may be considered by a professional search firm and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert L. Powell is an Independent Trustee and currently serves as Chairman. The Trustees have determined that an independent Chairman is appropriate and benefits shareholders. In his capacity as Chairman, Mr. Powell (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees; and (ii) with management, prepares agendas for Board meetings. The Independent Trustees also meet regularly in executive session.

The Trustees oversee two funds that are offered exclusively to certain governmental entities of the State of North Carolina. The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, and the funds' Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate.  The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Audit Committee."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Robert A. Litterst (1959)

Year of Election or Appointment: 2014

Trustee

Mr. Litterst currently serves as a director of Beacon Trust Company (2015-present). Mr. Litterst was the Chief Investment Officer of the Money Market Group at Fidelity Management & Research Company (investment adviser firm, 2011-2014) and a portfolio manager at FMR LLC (diversified financial services company, 1991-2014). Mr. Litterst also previously served as the portfolio manager for The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2003-2011).

Cynthia L. Strauss (1954)

Year of Election or Appointment: 2019

Trustee

Ms. Strauss currently serves as a member of the Board of Directors of the Wellesley Free Library Foundation (2016-present), a member of the Board of Trustees of WGBH (public television and radio, 2017-present), and a member of the Board of Exceptional Lives (disability information non-profit, 2015-present). Prior to her retirement, Ms. Strauss was Director of Research at Fidelity Charitable (independent public charity, 2007-2015) and Director of Research, Equity Division (2005-2007), Director of Taxable Bond Fund Research, Fixed Income Division (2002-2005), and Director of Taxable Money Market Fund Research, Fixed Income Division (1992-2002), at Fidelity Management & Research Company (investment adviser firm).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust, CMC, or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

John H. Grigg (1961)

Year of Election or Appointment: 2018

Trustee

Mr. Grigg is a Managing Director of Fidus Partners, LLC (investment banking, 2005-present) and Fidus Securities, LLC (broker-dealer, 2005-present), a Partner and member of the Investment Committee of Fidus Investment Advisors, LLC (2011-present), and a member of the Board of Directors of Fidus Group Holdings, LLC (financial services, 2015-present). Previously, Mr. Grigg served as a Member of the Advisory Board of the funds (2018), a Managing Director of First Union Securities, Inc. (financial services, 1998-1999), served in various positions including Managing Director and Partner with Bowles Hollowell Conner & Co. (investment banking, 1989-1998), and worked in the investment banking group at Merrill Lynch & Co. (financial services, 1987-1989).

Arrington H. Mixon (1960)

Year of Election or Appointment: 2017

Trustee

Ms. Mixon is a member of the Board, Chair of the Audit Committee, and a member of the Risk and Credit Committees of TIAA, FSB (formerly EverBank Financial Corporation) (banking and financial services, 2017-present). She is also a member of the Governing Board of Directors (2020-present) and a member of the Investment Committee (2016-present) of Foundation for the Carolinas, Chair of the Board of Trustees of Christ Church Foundation, and a member of the Board of Trustees of the George Washington Foundation. Previously, Ms. Mixon served as a member of the Board of Directors and Audit Committee and Chair of the Risk Committee of EverBank Financial Corporation (2013-2017) and a member of the Board of Directors of Women's Impact Fund (2008-2013; 2017-2020). She was a Senior Program Officer of The Leon Levine Foundation (2011-2018) and Portfolio Manager of L&L Management (financial planning, 2011-2018). She held a variety of positions at Bank of America Corporation (banking and financial services, 1982-2009), including head of Enterprise Credit Risk (2007-2009), Global Portfolio Strategies (2005-2007), and European Global Markets (2002-2005).

Robert L. Powell (1949)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Powell is a retired Senior Advisor for Cansler Fuquay Solutions, Inc. (consulting firm). Previously, Mr. Powell served as Chairman (2017-2018) and a member (2010-2018) of the board of directors of the North Carolina State University Investment Fund, North Carolina State Controller (2001-2008) and a member of the Board of Directors of the State Employees' Supplemental Retirement Board (2003-2009).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Nati Davidi (1971)

Year of Election or Appointment: 2016

Assistant Secretary

Ms. Davidi serves as Vice President and Associate General Counsel (2013-present) and is an employee of Fidelity Investments (1999-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2014

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Joshua W. Gould (1982)

Year of Election or Appointment: 2019

Chief Compliance Officer

Mr. Gould serves as Vice President and is an employee of Fidelity Investments (2019-present).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

J. Calvin Rivers, Jr. (1945)

Year of Election or Appointment: 2001

Vice President

Mr. Rivers also serves as President of Capital Management of the Carolinas, L.L.C. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Brett Segaloff (1972)

Year of Election or Appointment: 2020

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Marc L. Spector (1972)

Year of Election or Appointment: 2020

President and Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Government Portfolio	.16%
Actual		$1,000.00	$1,003.70	$.80
Hypothetical-C		$1,000.00	$1,024.07	$.81
Term Portfolio	.21%
Actual		$1,000.00	$1,005.50	$1.05
Hypothetical-C		$1,000.00	$1,023.82	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Government Portfolio	$65

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Term Portfolio has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Term Portfolio’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Term Portfolio’s Board of Trustees (the Board) has designated the Term Portfolio’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on October 24, 2019 The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Robert A. Litterst
Affirmative	6,799,028,507.746	99.167
Withheld	57,096,821.710	0.833
TOTAL	6,856,125,329.456	100.000
Cynthia L. Strauss
Affirmative	6,856,125,329.456	100.000
Withheld	0.000	0.000
TOTAL	6,856,125,329.456	100.000
John H. Grigg
Affirmative	6,811,748,312.246	99.353
Withheld	44,377,017.210	0.647
TOTAL	6,856,125,329.456	100.000
Arrington H. Mixon
Affirmative	6,856,125,329.456	100.00
Withheld	0.000	0.000
TOTAL	6,856,125,329.456	100.00
Robert L. Powell
Affirmative	6,856,125,329.456	100.000
Withheld	0.000	0.000
TOTAL	6,856,125,329.456	100.000
Proposal 1 reflects trust wide proposal and voting results.

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.
FMR Investment Management (U.K.) Limited
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited

Custodian

Wells Fargo Bank
San Francisco, CA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Distribution Agent

Capital Management of the Carolinas, L.L.C.

Charlotte, NC

NCX-ANN-820
1.923759.110

Item 2.

Code of Ethics

As of the end of the period, June 30, 2020, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Arrington H. Mixon is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Mixon is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to the Government Portfolio and Term Portfolio (the “Funds”):

Services Billed by PwC

June 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$32,600	$2,600	$1,600	$6,100
Term Portfolio	$35,200	$3,000	$3,200	$6,900

June 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$34,000	$2,800	$1,600	$6,500
Term Portfolio	$38,000	$3,200	$1,600	$7,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	June 30, 2020A	June 30, 2019A
Audit-Related Fees	$2,916,800	$2,810,000
Tax Fees	$2,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2020A	June 30, 2019A
PwC	$4,847,600	$4,330,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Marc L. Spector
Marc L. Spector
President and Treasurer

Date:	August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Marc L. Spector
Marc L. Spector
President and Treasurer

Date:	August 21, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 21, 2020